Offerings	May 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Senior Notes due 2029
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.150% Senior Notes due 2032
Amount Registered | shares	1,200,000,000
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 165,720.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.